11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES: Schedule of accounts payable and accrued costs (Details) - CAD ($)		Dec. 31, 2020	Dec. 31, 2019
Details
Trade accounts payable		$ 126,569	$ 625,460
Accrued liabilities		26,000	27,000
Accounts payable and accrued liabilities	[1]	$ 152,569	$ 652,460

[1]	Note 11.